Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Table

Year	SCT Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Stockholder Return Value of Initial Fixed $100 Investment Based On (4) :		Net Income	Adjusted EBITDA (5)
					Krispy Kreme, Inc.	S&P Consumer Discretionary
2021	$23,637,042	$30,591,622	$5,855,030	$7,525,084	$111.29	$112.01	$(14,843,000)	$187,945,000
2022	$2,138,714	$(10,787,406)	$1,088,418	$(1,929,099)	$60.71	$69.92	$(8,775,000)	$190,729,000
2023	$10,242,864	$18,816,319	$6,147,958	$8,092,637	$88.76	$98.61	$(36,647,000)	$211,624,000
(1)	Michael Tattersfield served as our Principal Executive Officer (PEO) for the entirety of 2023, 2022, and 2021.

(2)	Our non-PEO NEOs included:

a.	2021 - Joshua Charlesworth, Andrew Skehan, Matthew Spanjers, and Catherine Tang.

b.	2022 - Joshua Charlesworth, Andrew Skehan, David Skena, Matthew Spanjers, and Catherine Tang.

c.	2023 - Joshua Charlesworth, Jeremian Ashukian, Matthew Spanjers, and Raphael Duvivier.

(3)
Compensation “actually paid” is calculated in accordance with Item 401(v) of Regulation
S-K.
The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table.

(4)
For each year, total stockholder return for the Company and the peer group was calculated in accordance with Item 201
€
 and Item 401(v) of Regulation
S-K.
For purposes of the pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in Part II, Item 5 of our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023, namely, the Standard & Poor’s Consumer Discretionary Sector. The total return to stockholders reflects an initial $100 investment as of our IPO on July 1, 2021, through our fiscal year end date of December 31, 2023.

(5)	For a description of Adjusted EBITDA, see “Compensation Discussion and Analysis - Elements of Compensation.”

Compensation Actually Paid Table

NEO	Year	Summary Compensation Table Total	Deduct Summary Compensation Table Stock and Option Awards	Add FV of Unvested Awards Granted in the FY (1)	Add FV Change of Unvested Awards Granted in PYs	Add Vested Awards Granted in the FY	Add FV Change of Vested Awards Granted in PYs (2)	Subtract FV of Awards Granted in PYs that Failed to Vest in the FY	Add Value of Dividends or Other Earnings on Unvested Awards in the FY	Compensation Actually Paid
PEO	2021	$23,637,042	$16,138,304	$20,034,181	$454,389	—	$2,604,314	—	—	$30,591,622
	2022	$2,138,714	$999,998	$712,214	$(12,598,179)	—	$(40,157)	—	—	$(10,787,406)
	2023	$10,242,864	$7,925,905	$7,972,740	$8,434,562	—	$92,058	—	—	$18,816,319
Other NEOs	2021	$5,855,030	$3,806,755	$4,728,962	$275,769	—	$402,211	—	—	$7,525,084
	2022	$1,088,418	$460,002	$256,398	$(2,612,186)	—	$(201,728)	—	—	$(1,929,099)
	2023	$6,147,958	$4,740,136	$5,345,825	$1,288,998	—	$49,992	—	—	$8,092,637

(1)
The Company’s IPO occurred on July 1, 2021. Stock and option awards were granted to our NEOs, and prior awards were cancelled as part of the IPO. These stock and option awards’ initial valuations were as follows:

a.	Stock awards: $17.00 as of July 1, 2021 (the offering price)

b.	Option awards: $6.10 as of May 1, 2021 (Black-Scholes model)

(2)
Michael Tattersfield had stock awards vest on May 18, 2021 that were granted
in prior years. The Company valued equity awards sem-annually as a private company. Accordingly, the fair value of Mr. Tattersfield’s vested stock awards was $15.31 per share at the end of fiscal year 2020 and May 18, 2021.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)	Our non-PEO NEOs included:

a.	2021 - Joshua Charlesworth, Andrew Skehan, Matthew Spanjers, and Catherine Tang.

b.	2022 - Joshua Charlesworth, Andrew Skehan, David Skena, Matthew Spanjers, and Catherine Tang.

c.	2023 - Joshua Charlesworth, Jeremian Ashukian, Matthew Spanjers, and Raphael Duvivier.

Peer Group Issuers, Footnote	For each year, total stockholder return for the Company and the peer group was calculated in accordance with Item 201
€
 and Item 401(v) of Regulation
S-K.
For purposes of the pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in Part II, Item 5 of our Annual Report on Form
10-K
	for the fiscal year ended December 31, 2023, namely, the Standard & Poor’s Consumer Discretionary Sector. The total return to stockholders reflects an initial $100 investment as of our IPO on July 1, 2021, through our fiscal year end date of December 31, 2023.
PEO Total Compensation Amount	$ 10,242,864	$ 2,138,714	$ 23,637,042
PEO Actually Paid Compensation Amount	$ 18,816,319	(10,787,406)	30,591,622
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Table

NEO	Year	Summary Compensation Table Total	Deduct Summary Compensation Table Stock and Option Awards	Add FV of Unvested Awards Granted in the FY (1)	Add FV Change of Unvested Awards Granted in PYs	Add Vested Awards Granted in the FY	Add FV Change of Vested Awards Granted in PYs (2)	Subtract FV of Awards Granted in PYs that Failed to Vest in the FY	Add Value of Dividends or Other Earnings on Unvested Awards in the FY	Compensation Actually Paid
PEO	2021	$23,637,042	$16,138,304	$20,034,181	$454,389	—	$2,604,314	—	—	$30,591,622
	2022	$2,138,714	$999,998	$712,214	$(12,598,179)	—	$(40,157)	—	—	$(10,787,406)
	2023	$10,242,864	$7,925,905	$7,972,740	$8,434,562	—	$92,058	—	—	$18,816,319
Other NEOs	2021	$5,855,030	$3,806,755	$4,728,962	$275,769	—	$402,211	—	—	$7,525,084
	2022	$1,088,418	$460,002	$256,398	$(2,612,186)	—	$(201,728)	—	—	$(1,929,099)
	2023	$6,147,958	$4,740,136	$5,345,825	$1,288,998	—	$49,992	—	—	$8,092,637

(1)
The Company’s IPO occurred on July 1, 2021. Stock and option awards were granted to our NEOs, and prior awards were cancelled as part of the IPO. These stock and option awards’ initial valuations were as follows:

a.	Stock awards: $17.00 as of July 1, 2021 (the offering price)

b.	Option awards: $6.10 as of May 1, 2021 (Black-Scholes model)

(2)
Michael Tattersfield had stock awards vest on May 18, 2021 that were granted
in prior years. The Company valued equity awards sem-annually as a private company. Accordingly, the fair value of Mr. Tattersfield’s vested stock awards was $15.31 per share at the end of fiscal year 2020 and May 18, 2021.

Non-PEO NEO Average Total Compensation Amount	$ 6,147,958	1,088,418	5,855,030
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,092,637	(1,929,099)	7,525,084
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Table

NEO	Year	Summary Compensation Table Total	Deduct Summary Compensation Table Stock and Option Awards	Add FV of Unvested Awards Granted in the FY (1)	Add FV Change of Unvested Awards Granted in PYs	Add Vested Awards Granted in the FY	Add FV Change of Vested Awards Granted in PYs (2)	Subtract FV of Awards Granted in PYs that Failed to Vest in the FY	Add Value of Dividends or Other Earnings on Unvested Awards in the FY	Compensation Actually Paid
PEO	2021	$23,637,042	$16,138,304	$20,034,181	$454,389	—	$2,604,314	—	—	$30,591,622
	2022	$2,138,714	$999,998	$712,214	$(12,598,179)	—	$(40,157)	—	—	$(10,787,406)
	2023	$10,242,864	$7,925,905	$7,972,740	$8,434,562	—	$92,058	—	—	$18,816,319
Other NEOs	2021	$5,855,030	$3,806,755	$4,728,962	$275,769	—	$402,211	—	—	$7,525,084
	2022	$1,088,418	$460,002	$256,398	$(2,612,186)	—	$(201,728)	—	—	$(1,929,099)
	2023	$6,147,958	$4,740,136	$5,345,825	$1,288,998	—	$49,992	—	—	$8,092,637

(1)
The Company’s IPO occurred on July 1, 2021. Stock and option awards were granted to our NEOs, and prior awards were cancelled as part of the IPO. These stock and option awards’ initial valuations were as follows:

a.	Stock awards: $17.00 as of July 1, 2021 (the offering price)

b.	Option awards: $6.10 as of May 1, 2021 (Black-Scholes model)

(2)
Michael Tattersfield had stock awards vest on May 18, 2021 that were granted
in prior years. The Company valued equity awards sem-annually as a private company. Accordingly, the fair value of Mr. Tattersfield’s vested stock awards was $15.31 per share at the end of fiscal year 2020 and May 18, 2021.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2023 to Company performance. For more information, see “Executive Compensation – Compensation Discussion and Analysis.”

1.	Adjusted EBITDA Growth

2.	Net Revenue Growth

3.	Return on Invested Capital (ROIC)

Total Shareholder Return Amount	$ 88.76	60.71	111.29
Peer Group Total Shareholder Return Amount	98.61	69.92	112.01
Net Income (Loss)	$ (36,647,000)	$ (8,775,000)	$ (14,843,000)
Company Selected Measure Amount	211,624,000	190,729,000	187,945,000
PEO Name	Michael Tattersfield
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
PEO | Summary Compensation Table Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,925,905	$ 999,998	$ 16,138,304
PEO | FV of unvested awards granted in the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,972,740	712,214	20,034,181
PEO | FV change of unvested awards granted in PY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,434,562	(12,598,179)	454,389
PEO | FV change of vested awards granted in PY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,058	(40,157)	2,604,314
Non-PEO NEO | Summary Compensation Table Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,740,136	460,002	3,806,755
Non-PEO NEO | FV of unvested awards granted in the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,345,825	256,398	4,728,962
Non-PEO NEO | FV change of unvested awards granted in PY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,288,998	(2,612,186)	275,769
Non-PEO NEO | FV change of vested awards granted in PY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,992	$ (201,728)	$ 402,211